INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Line Items]
Net change in valuation allowance	$ (302,537)
Unrecognized tax benefits interest and penalties	15,139,346
Gross unrecognized tax benefits	11,608,606
Unrecognized tax benefits which may be recognized	3,698,302
Unrecognized tax benefits, interest	524,262
Unrecognized tax benefits, penalties	667,245
Allowable capital losses	83,738	$ 127,977
Canadian [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 21,517,204
Operating loss carryforwards period	NOLs will begin to expire in 2026
Allowable capital losses	$ 277,732
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 2,227,032
Operating loss carryforwards period	NOLs will begin to expire in 2034